Summary of Significant Accounting Policies: Property and Equipment Policy (Policies)	12 Months Ended
Dec. 31, 2019
Policies
Property and Equipment Policy	Property and Equipment:

Equipment is stated at cost, net of accumulated depreciation.  Depreciation and amortization are provided on a straight-line basis over periods ranging from 5 to 10 years.

Leasehold improvements are amortized over the term of the lease or the useful life of the asset, whichever is shorter.

Maintenance, repairs, and renewals that do not materially add to the value of the equipment nor appreciably prolong its life are charged to expense as incurred.

When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is included in the Statement of Operations.